CROSSMARK ETF TRUST

on behalf of its series

Crossmark Large Cap Growth ETF

Crossmark Large Cap Value ETF

(the "Funds")

Supplement dated May 28, 2026, to the Currently Effective Summary Prospectuses, Prospectus and Statement of Additional Information, dated February 27, 2026

This Supplement reports the following changes to information in the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information, dated February 27, 2026.

Effective immediately, the address of the Funds and their investment adviser Crossmark Global Investments, Inc. is 9753 Katy Fwy, Suite 200, Houston TX 77024.

Please retain this Supplement for future reference.